PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Receivable from processing agencies	$ 4,659	$ 7,633
Deferred offering cost		1,188
Prepayment to suppliers	1,525	1,032
Interest receivable	721
Option exercise receivable	663
Rental deposits and prepaid rents	339	337
VAT recoverable		74
Staff advance	104	57
Others	879	241
Total	$ 8,890	$ 10,562